3. Related Party Transactions Not Disclosed Elsewhere	12 Months Ended
Dec. 31, 2013
Notes
3. Related Party Transactions Not Disclosed Elsewhere

3. Related Party Transactions not Disclosed Elsewhere

Mr. Zekri, our Secretary and director, provided without cost to the Company his services valued at $800 per month which totaled $9,600 for 2013 and 2012. He also provided without cost to the Company office space valued at $200 per month, which totaled $2,400 for the twelve-month periods ended December 31, 2013 and 2012.